A T B C | Fidelity Global Balanced Fund
Fund Summary Fund/Class: Fidelity® Global Balanced Fund/Fidelity Advisor® Global Balanced Fund A, T, B, C
Investment Objective
The fund seeks income and capital growth consistent with reasonable risk.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Global Balanced Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	1.00%		1.00%		1.00%		1.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Global Balanced Fund		Class A	Class T		Class B	Class C
Management fee	[1]	0.71%	0.71%		0.71%	0.71%
Distribution and/or Service (12b-1) fees		0.25%	0.50%		1.00%	1.00%
Other expenses		0.41%	0.39%		0.44%	0.42%
Total annual operating expenses		1.37%	1.60%	[2]	2.15%	2.13%
[1]	The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Global Balanced Fund (USD $)	Class A	Class T	Class B	Class C
1 year	706	507	718	316
3 years	984	837	973	667
5 years	1,282	1,190	1,354	1,144
10 years	2,127	2,184	2,191	2,462

Hold Shares
Expense Example, No Redemption A T B C Fidelity Global Balanced Fund (USD $)	Class A	Class T	Class B	Class C
1 Year	706	507	218	216
3 Years	984	837	673	667
5 Years	1,282	1,190	1,154	1,144
10 Years	2,127	2,184	2,191	2,462

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 197% of the average value of its portfolio.
Principal Investment Strategies
  Investing in equity and debt securities, including lower-quality debt securities, issued anywhere in the world.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Allocating investments across different countries and regions.
  Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Year

During the period shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.74%	September 30, 2010
Lowest Quarter Return	-7.96%	June 30, 2010
Year-to-Date Return	-6.26%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Global Balanced Fund	Past 1 year	Life of class		Inception Date
Return Before Taxes Class A	5.66%	21.06%	[1]	Feb. 19, 2009
Return Before Taxes Class T	8.04%	22.36%	[1]	Feb. 19, 2009
Return Before Taxes Class B	6.30%	22.25%	[1]	Feb. 19, 2009
Return Before Taxes Class C	10.37%	24.08%	[1]	Feb. 19, 2009
Return After Taxes on Distributions Class A	5.37%	20.66%	[1]	Feb. 19, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class A	3.84%	17.96%	[1]	Feb. 19, 2009
MSCI® World Index (reflects no deduction for fees or expenses)	12.16%	32.92%	[1]	Feb. 19, 2009
Fidelity® Global Balanced Composite Index (reflects no deduction for fees or expenses)	9.74%	22.60%	[1]	Feb. 19, 2009
[1]	From February 19, 2009.